Cover	May 10, 2021	Mar. 30, 2021
Document Information [Line Items]
Document Type		8-K
Document Period End Date	May 10, 2021
Entity Registrant Name		UWM HOLDINGS CORPORATION
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		84-2124167
Entity Address, Address Line One		585 South Boulevard E.
Entity Address, City or Town		Pontiac,
Entity Address, State or Province		MI
Entity Address, Postal Zip Code		48341
City Area Code		(800)
Local Phone Number		981-8898
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001783398
Entity File Number		001-39189
Common Class A
Document Information [Line Items]
Title of 12(b) Security		Class A Common Stock, par value $0.0001 per share
Trading Symbol		UWMC
Security Exchange Name		NYSE
Warrants
Document Information [Line Items]
Title of 12(b) Security		Warrants, each warrant exercisable for one share of Class A Common Stock
Trading Symbol		UWMCWS
Security Exchange Name		NYSE